Other liabilities - Summary of other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other liabilities [abstract]
Net defined benefit liability	€ 141	€ 152
Other post-employment benefits	42	38
Other staff-related liabilities	798	784
Other taxation and social security contributions	837	899
Rents received in advance	15	14
Costs payable	2,021	1,764
Amounts to be settled	4,188	4,290
Lease liabilities	1,050	1,116
Other	2,898	3,311
Other liabilities	€ 11,989	€ 12,369